Significant Accounting Policies (Policies) - EBP 90-1026709 002 [Member]	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
EBP, Basis of Accounting and Use of Estimate [Policy Text Block]

Basis of Accounting and Use of Estimates

The financial statements of the Plan are prepared on the accrual basis of accounting. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires the Plan's management to make estimates and assumptions that affect the accompanying financial statements and disclosures. Actual results could differ from these estimates.

EBP, Investment [Policy Text Block]

Investment Valuation and Income Recognition

The Plan's investments are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

See Note 3 for discussion of fair value measurements.

Net appreciation and depreciation in fair value of investments included in the accompanying statement of changes in net assets available for benefits includes realized gains or losses from the sale of investments and unrealized appreciation or depreciation in fair value of investments. Net unrealized appreciation or depreciation in the fair value of investments represents the net change in the fair value of the investments held during the period. The net realized gains or losses on the sale of investments represents the difference between the sale proceeds and the fair value of the investment as of the beginning of the period or the cost of the investment if purchased during the year.

Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date.

EBP, Note Receivable from Participant [Policy Text Block]

Notes Receivable from Participants

Participant loans are classified as notes receivable from participants, which are segregated from plan investments and measured at their unpaid principal balance plus any accrued but unpaid interest.

EBP, Payment to Participant [Policy Text Block]	Payment of Benefits Benefits are recorded when paid. There were no benefit payments for participants who have elected to withdraw from the Plan but had not been paid as of December 31, 2025 and 2024.
EBP, Subsequent Event [Policy Text Block]

Subsequent Events

The Plan has evaluated subsequent events through June 3, 2026, the date the financial statements were issued and there were no subsequent events, other than disclosed below, requiring adjustments to the financial statements or disclosures.